Other Gains and Losses - Schedule of Other Gains and Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Gains and Losses [Abstract]
Gain on disposal of property, plant and equipment, net	$ 569	$ 38	$ 3,732
Gain (loss) on financial liabilities at fair value through profit or loss	606,825	(676,564)	5,480,914
Foreign exchange losses, net	(110,957)	(157,837)	(5,877)
Others	(9,500)	(17,326)	(19,966)
Total	$ 486,937	$ (851,689)	$ 5,458,803